12. OTHER CURRENT FINANCIAL ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Current Financial Assets
Security deposits	$ 147	$ 2,275
Derivative assets (Note 27)	18,632	162
Other current financial assets	$ 18,779	$ 2,437